1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 10                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 9                                                        [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 10
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 10 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet


                                     PART A
                                     ------
           Prospectuses for Evergreen Fund, Evergreen Micro Cap Fund,
             Evergreen Aggressive Growth Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund,
      Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund
                              are contained herein.

    Prospectus for the following fund is contained in Registration Statement
                No.333-37453/811-08413 filed on October 1, 1998:
                             Evergreen Masters Fund.

       Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth
  Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen
                   Utility Fund and Evergreen Blue Chip Fund.

    Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement
   Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.




                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
       Fund and Evergreen Tax Strategic Equity Fund is contained herein.

   Statement of Additional Information for the following fund is contained in
    Registration Statement No. 333-37453/811-08413 filed on October 1, 1998:
                            Evergreen Masters Fund.

    Statement of Additional Information for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998:
  Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value
           Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund.


           Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement Fund,
       Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                                  PROSPECTUSES

EVERGREEN
Domestic
   Growth
  Funds

Evergreen Fund
Evergreen Micro Cap Fund
Evergreen Aggressive Growth Fund
Evergreen Omega Fund
Evergreen Small Company Growth Fund
Evergreen Strategic Growth Fund
Evergreen Tax Strategic Equity Fund
Class A
Class B
Class C

Evergreen Stock Selector Fund
Class A
Class B

Prospectus, February 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.

TABLE OF CONTENTS

FUND SUMMARIES:
Evergreen Fund  4
Evergreen Micro Cap Fund        6
Evergreen Aggressive Growth Fund        8
Evergreen Omega Fund    10
Evergreen Small Company Growth Fund     12
Evergreen Strategic Growth Fund 14
Evergreen Stock Selector Fund   16
Evergreen Tax Strategic Equity Fund     18

GENERAL INFORMATION:
The Funds Investment Advisors  20
The Funds Portfolio Managers   20
Calculating the Share Price     21
How to Choose a Fund    21
How to Choose the Share Class
That Best Suits You     21
How to Buy Shares       22
How to Redeem Shares    23
Other Services  24
The Tax Consequences of
Investing in the Funds  25
Sales Compensation and Expenses 26
Financial Highlights    26
Other Fund Practices    26




In general, Funds included in this prospectus seek to provide investors with a combination of capital growth and diversification. These aggressive stock Funds tend to have more growth potential, risk and volatility than less aggressive funds.

Fund Summaries Key

Each Funds summary is organized around the following basic topics and questions:

Investment Goal

What is the Funds financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Funds strategy and investment policies. The Funds Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?


Domestic
Growth
 Funds

typically rely on one or a combination of the following strategies:

- investing primarily in common stocks expected to provide capital appreciation

- investing in new or small companies with growth potential

- investing in companies whose value is not yet widely recognized

- investing in companies about to profit from unique situations in their industries

- investing in established companies with fresh growth potential may be appropriate for investors who:

- seek an investment expected to grow over time;

- can tolerate sudden declines in the value of their investment


Risk Factors for All Mutual Funds
Please remember that mutual fund investment shares are:
     -  not guaranteed to achieve their investment goal
     - not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
     - subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Domestic Growth Fund could fluctuate significantly in value over time and could result in a loss of money.




Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall If your Fund invests a significant portion of its portfolio in debt securities or dividend-paying stocks and interest rates rise, then the value of your investment may decline. The opposite is also true.

Credit Risk

The value of a debt security is directly affected by the issuers ability to repay principal and pay interest on time. If your Fund invests in debt securities or dividend paying stocks then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Funds investment in non-U.S. securities could expose it to certain unique risks of overseas investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Funds investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Small Company Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

EVERGREEN FUND

FUND FACTS:

Goal:
 Capital Appreciation

Principal Investments:
 Common Stocks
 Convertible Securities

Classes of Shares Offered in This Prospectus
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Managers:
 Stephen A. Lieber
 Nola Maddox Falcone

NASDAQ Symbols:
 EVRAX (Class A)
 EVRBX (Class B)
 EVRCX (Class C)

Dividend Payment Schedule:
 Annually

INVESTMENT GOAL
The Fund seeks capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stocks of companies that (1) are limited to a regional market or whose securities are held mostly by a few shareholders that do not frequently trade them, (2) have small shares of their intended markets compared to other companies in their fields, or that serve limited markets, or (3) in the opinion of the Funds managers, have growth potential due to a recent or anticipated change in structure, management, products or services.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Small Company Risk




PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares inception on 1/3/95. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995*   1996    1997
                37.30   17.25   30.09

Best Quarter:   2nd Quarter 1997        +13.95%
Worst Quarter:  1st Quarter 1997        -0.17%
*Since inception on 1/3/95 through 12/31/95.
Year to date total return through 9/30/98 is 7.53%.


The next table lists the Funds average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
                Inception                       Since
                Date    1 year  5 year  10 year Inception
  Class A       1/3/95  23.92%  N/A     N/A     25.91%
  Class B       1/3/95  24.01%  N/A     N/A     26.45%
  Class C       1/3/95  28.00%  N/A     N/A     27.05%
Russell 2000            22.36%  N/A     N/A     _____%



EXPENSES This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses      Class A   Class B   Class C
  Maximum sales charge imposed on       4.75%     None      None
  purchases (as a % of offering price)
  Maximum deferred sales charge         None      5.00%     1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
             Management 12b-1   Other   Total Fund
                Fees    Fees  Expenses  Operating Expenses
  Class A       0.89%   0.25%   0.30%   1.44%
  Class B       0.89%   1.00%   0.30%   2.19%
  Class C       0.89%   1.00%   0.30%   2.19%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                 Assuming Redemption at           Assuming
                 End of Period                    No Redemption
                 Class A Class B Class C          Class B Class C
 After 1 year    $615    $722    $322             $222    $222
 After 3 years   $909    $985    $685             $685    $685
 After 5 years   $1,225  $1,375  $1,175           $1,175  $1,175
 After 10 years  $2,117  $2,245  $2,524           $2,245  $2,524

MICRO CAP FUND

FUND FACTS:

Goal:
 Capital Appreciation

Principal Investments:
 Small-Cap Common Stocks

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Managers:
 A committee including Stephen A. Lieber and Edwin A. Miska

NASDAQ Symbols:
None

Dividend Payment Schedule:
 Annually

INVESTMENT GOAL

The Fund seeks capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks of very small companies (generally between $1 and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Funds managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Small Company Risk


PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares inception on 1/3/95. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995*   1996    1997
                                                        9.89    12.16   47.10

Best Quarter:   3rd Quarter 1997        +24.37%
Worst Quarter:  4th Quarter 1995        -5.93%
*Since inception on 1/3/95 to 12/31/95
Year to date total return through 9/30/98 is 24.27%.

The next table lists the Funds average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
               Inception                        Since
               Date     1 year  5 year  10 year Inception
  Class A       1/3/95  40.11%  N/A     N/A     20.00%
  Class B       1/3/95  41.02%  N/A     N/A     20.38%
  Class C       1/3/95  45.05%  N/A     N/A     21.10%
Russell 2000    23.36%  N/A     N/A     _____%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

  Shareholder Transaction Expenses      Class A Class B Class C

  Maximum sales charge imposed on       4.75%   None    None
  purchases (as a % of offering price)

  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Annual Fund Operating Expenses (as a % of net asset value):

             Management 12b-1   Other    Total Fund
                Fees    Fees    Expenses Operating Expenses*
  Class A       1.00%   .25%    0.40%    1.65%
  Class B       1.00%   1.00%   0.40%    2.40%
  Class C       1.00%   1.00%   0.40%    2.40%
* Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
                 Assuming Redemption at        Assuming
                 End of Period                 No Redemption
                 Class A   Class B Class C     Class B Class C
  After 1 year   $635     $743    $343        $243    $243
  After 3 years  $971     $1,048  $748        $748    $748
  After 5 years  $1,329   $1,480  $1,280      $1,280  $1,280
  After 10 years $2,337   $2,463  $2,736      $2,463  $2,736

AGGRESSIVE
GROWTH FUND

FUND FACTS:
Goal:
 Long-term Capital Growth

Principal Investments:
 Common Stocks
 Convertible Securities

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Investment Management

Portfolio Manager:
 Harold J. Ireland, Jr.

NASDAQ Symbols:
EAGAX (Class A)
EAGBX (Class B)

Dividend Payment Schedule:
 Annually

INVESTMENT GOAL
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks, or securities convertible into common stocks, of (1) companies that are in the developmental stage but expected to grow over the long term, and/or (2) established companies that, in the opinion of the Funds manager, have growth potential similar to that of companies in the developmental stage. The Fund may also invest up to 35% of its assets in investment grade corporate bonds, U.S. Government Securities, commercial paper, certificates of deposit and repurchase agreements.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by emerging growth companies. These companies are typically in a developmental stage. This could lead to wide fluctuations in the price/value of the securities due to limited financing alternatives, limited management depth or intense competition from larger companies.


PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class A shares in each of the last ten calendar years. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
13.01   33.87   (4.51)  77.23   13.90   17.88   (9.31)  34.34   17.23   7.66

Best Quarter:   1st Quarter 1991        +21.55%
Worst Quarter:  3rd Quarter 1990        -19.85%

Year to date total return through 9/30/98 is 5.93%.

The next table lists the Funds average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
               Inception                       Since
               Date    1 year  5 year  10 year Inception
  Class A       4/15/83 2.54%   11.54%  17.54%  13.28%
  Class B       7/7/95  1.98%   N/A     N/A     14.08%
  Class C       8/3/95  5.99%   N/A     N/A     13.75%
  Russell 2000          22.36%  16.40%  15.77%  _____%



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

   Shareholder Transaction Expenses     Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  Purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
            Management  12b-1   Other     Total Fund
               Fees     Fees    Expenses  Operating Expenses
  Class A       0.60%   0.25%   0.47%     1.32%
  Class B       0.60%   1.00%   0.47%     2.07%
  Class C       0.60%   1.00%   0.47%     2.07%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
          Assuming Redemption at        Assuming
          End of Period                 No Redemption
               Class A Class B Class C  Class B Class C
  After 1 year  $603    $710    $310    $210    $210
  After 3 years $873    $949    $649    $649    $649
  After 5 years $1,164  $1,314  $1,114  $1,114  $1,114
  After 10 years$1,990  $2,118  $2,400  $2,118  $2,400

OMEGA FUND

FUND FACTS:

Goal:
 Capital Growth

Principal Investments:
 Common Stocks
 Convertible Securities

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Investment
        Management Company

Portfolio Manager:
 Maureen E. Cullinane

NASDAQ Symbols:
EKOAX (Class A)
EKOBX (Class B)
EKOCX (Class C)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks maximum capital growth.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks and securities convertible into common stocks. The Funds manager will continuously review the Funds holdings in light of market conditions, business developments and economic trends. The Fund will sell its portfolio securities when they have reached their anticipated potential or when their positive characteristics have changed. The Fund will also sell securities in order to buy other securities which may provide greater capital growth. This may lead to high portfolio turnover, but that will not limit investment decisions. The Fund may also invest up to 25% of its assets in foreign securities.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Foreign Investment Risk




PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss of the Funds Class A shares in each of the last ten calendar years. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
14.05   33.05   (2.38)  54.49   4.00    19.33   (5.66)  36.94   11.31   24.53

Best Quarter:   1st Quarter 1991        +26.03%
Worst Quarter:  3rd Quarter 1990        -14.82%

Year to date total return through 9/30/98 is  4.43%.

The next table lists the Funds average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Funds, the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
               Inception                        Since
               Date     1 year  5 year  10 year Inception
  Class A       4/29/68 18.61%  15.27%  17.09%  13.22%
  Class B       8/2/93  18.47%  N/A     N/A     15.11%
  Class C       8/2/93  22.49%  N/A     N/A     15.42%
  S&P 500               33.36%  20.27%  18.05%  _____%



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses      Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  Purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1   Other    Total Fund
               Fees       Fees    Expenses Operating Expenses*
  Class A       0.74%     0.25%   0.36%    1.35%
  Class B       0.74%     1.00%   0.36%    2.10%
  Class C       0.74%     1.00%   0.36%    2.10%
*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
               Assuming Redemption at        Assuming
               End of Period                 No Redemption
               Class A Class B Class C       Class B Class C
  After 1 year  $606    $713    $313         $213    $213
  After 3 years $882    $958    $658         $658    $658
  After 5 years $1,179  $1,329  $1,129       $1,129  $1,129
  After 10 years$2,022  $2,150  $2,431       $2,150  $2,431

SMALL COMPANY
GROWTH FUND

FUND FACTS:

GOAL:
 Long-term Capital Growth

Principal Investments:
 Small-Cap Common Stocks

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Investment Management Company

Portfolio Manager:
 J. Gary Craven

NASDAQ Symbols:
EKAAX (Class A)
EKABX (Class B)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies with small market capitalizations (less than $1 billion) at the time of the Funds investment. The Fund may also invest up to 35% of its assets in corporate securities without regard to the market capitalization of the issuer, including
(1) common stocks of companies with large and medium market capitalizations (at least $1 billion), (2) securities convertible into common stocks, and (3) rights or warrants to purchase common stocks. While income is not a goal of the Fund, securities with strong income potential may be included in the portfolio as long as they do not conflict with the Funds goal of capital growth. The Fund may also invest up to 25% of its assets in limited partnerships and foreign securities.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Foreign Investment Risk
 Small Company Risk



PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Funds returns have varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
11.76   23.61   (6.01)  72.90   9.86    25.34   0.18    36.27   0.82    13.39

Best Quarter:   1st Quarter 1991        +33.82%
Worst Quarter:  3rd Quarter 1990        -26.42%
Year to date total return through 9/30/98 is  -33.53%.

The next table lists the Funds average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
                Inception                       Since
                Date    1 year  5 year  10 year Inception
  Class A       1/20/98 N/A     N/A     N/A     N/A
  Class B       9/11/35 8.63%   14.13%  17.04%  10.25%
  Class C       1/26/98 N/A     N/A     N/A     N/A
  Russell 2000          22.36%  16.40%  15.77%   _____%



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses      Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Annual Fund Operating Expenses (as a % of net asset value):
        Management      12b-1   Other   Total Fund
        Fees    Fees    Expenses         Operating Expenses*
  Class A       0.49%   0.25%   0.33%   1.07%
  Class B       0.49%   1.00%   0.33%   1.82%
  Class C       0.49%   1.00%   0.33%   1.82%
*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
               Assuming Redemption at        Assuming
               End of Period                 No Redemption
               Class A   Class B Class C     Class B Class C
  After 1 year  $579    $685    $285         $185    $185
  After 3 years $799    $873    $573         $573    $573
  After 5 years $1,037  $1,185  $985         $985    $985
  After 10 years$1,719  $1,848  $2,137       $1,848  $2,137

STRATEGIC GROWTH
FUND

FUND FACTS:

Goal:
 Capital Growth

Principal Investments:
 Common Stocks
 Bonds
 Convertible Securities

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
Evergreen Investment Management Company

Portfolio Managers:
 Maureen E. Cullinane

NASDAQ Symbols:
EKJAX (Class A)
EKJBX (Class B)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks growth of capital.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks, bonds (including bonds convertible into or exchangeable for common stocks) and rights or warrants to purchase common stocks. The Fund increases the quality of its investments to cushion its portfolio against market declines. The Fund may also invest in limited partnerships and foreign securities. Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Foreign Investment Risk


PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
10.70   24.09   (6.99)  41.58   8.36    13.12   (2.95)  28.51   11.96   31.71

Best Quarter:   1st Quarter 1991        +17.35%
Worst Quarter:  3rd Quarter 1990        -15.05%
Year to date total return through 9/30/98 is  4.43%.

The next table lists the Funds average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Funds, the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
               Inception                         Since
               Date      1 year  5 year  10 year Inception
  Class A       1/20/98  N/A     N/A     N/A     N/A
  Class B       9/11/35  26.71%  15.56%  15.09%  11.53%
  Class C       1/22/98  N/A     N/A     N/A     N/A
  S&P 500                33.36%  20.27%  18.05%  _____%



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

  Shareholder Transaction Expenses      Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1 Other     Total Fund
               Fees       Fees  Expenses  Operating Expenses*
  Class A       0.53%   0.25%   0.31%     1.09%
  Class B       0.53%   1.00%   0.31%     1.84%
  Class C       0.53%   1.00%   0.31%     1.84%
*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
               Assuming Redemption at   Assuming
               End of Period            No Redemption
               Class A Class B Class C  Class B Class C
  After 1 year  $581    $687    $287    $187    $187
  After 3 years $805    $879    $579    $579    $579
  After 5 years $1,047  $1,196  $996    $996    $996
  After 10 years$1,741  $1,870  $2,159  $1,870  $2,159

STOCK SELECTOR
FUND

FUND FACTS:

Goal:
Total Return

Principal Investments:
 Stocks
 Bonds
 Convertible Securities

Classes of Shares Offered in This Prospectus:
 Class A
 Class B
 Class C

Investment Advisor:
 Meridian Investment Company

Portfolio Manager:
 Joseph E. Stocke

NASDAQ Symbols:
EVSAX  (Class A)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks maximum total return.

INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies expected to experience growth in earnings and price. Companies of all sizes will be considered for the Funds portfolio. The Fund strives to provide a total return greater than broad stock market indices such as the S&P 500 Index. The Fund may also invest up to 20% of its assets in preferred stocks, securities convertible into common stock, corporate bonds and notes, warrants (up to 5% of assets), short term obligations, common stocks of foreign companies and foreign securities represented by American Depositary Receipts.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Foreign Investment Risk
 Small Company Risk



PERFORMANCE

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares inception on 2/28/90. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990*   1991    1992    1993    1994    1995    1996    1997
                1.52    43.19   9.18    8.01    (2.59)  35.43   27.19   30.43


Best Quarter:   1st Quarter 1991        +19.31%
Worst Quarter:  3rd Quarter 1990        -15.90%
*Since inception on 2/28/90 to 12/31/90.
Year to date total return through 9/30/98 is 5.40%

The next table lists the Funds average year-by-year return by class over the past one and five years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Funds, the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
                Inception                       Since
                Date    1 year  5 year  10 year Inception
  Class A       2/28/90 30.43%  18.77%  N/A     18.37%
  Class B       11/7/97 N/A     N/A     N/A     -7.39%
  Class C       N/A     N/A     N/A     N/A     N/A
  S&P 500               33.36%  20.27%  N/A     _____%



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses      Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1   Other    Total Fund
               Fees       Fees    Expenses Operating Expenses
  Class A       0.74%     0.25%   0.26%    1.25%
  Class B       0.74%     1.00%   0.26%    2.00%
  Class C       N/A       N/A     N/A      N/A

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
               Assuming Redemption at     Assuming
               End of Period              No Redemption
               Class A   Class B  Class C Class B Class C
  After 1 year  $596     $703     N/A     $203    N/A
  After 3 years $853     $927     N/A     $627    N/A
  After 5 years $1,129   $1,278   N/A     $1,078  N/A
  After 10 years$1,915   $2,043   N/A     $2,043  N/A

TAX STRATEGIC
EQUITY FUND

FUND FACTS:

GOAL:
  Tax-efficient Long-term Capital Growth

Principal Investments:
 Common Stocks

Classes of Shares:
 Class A
 Class B
 Class C

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Manager:
 Stephen A. Lieber

NASDAQ Symbols:
None

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth within a tax-efficient strategy.

INVESTMENT STRATEGY

The Fund invests at least 65% of assets in common stocks of companies with large and medium market capitalizations (at least $1 billion). The Fund may also invest up to 35% of its assets in (1) foreign securities, including foreign securities represented by American Depositary Receipts, (2) common stocks of companies with small market capitalizations (less than $1 billion), and (3) interests in limited partnerships. The Fund uses investment techniques that reduce the impact of taxes on shareholder returns. One of these techniques is to buy stocks paying low or no dividends which reduces the taxable dividends the Fund pays to shareholders. Another technique is to purchase securities the Fund expects to hold for growth over the long-term. This practice decreases the Funds portfolio turnover rate, which in turn lessens the taxable capital gain the Fund pays to shareholders. A third technique, used when selling securities in the portfolio, involves selling the securities with the highest cost basis in order to minimize realized capital gain. This also lessens taxable distributions to shareholders.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Foreign Investment Risk
 Small Company Risk


PERFORMANCE

The return for Class A shares since inception on 9/4/98 through 9/30/98 is 5.34%. This figure includes the effects of Fund expenses, but not sales charges. The return would be lower if sales charges were included. Past performance is not an indication of future results.





EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses      Class A Class B Class C
  Maximum sales charge imposed on       4.75%   None    None
  purchases (as a % of offering price)
  Maximum deferred sales charge None    5.00%   1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management  12b-1   Other    Total Fund
               Fees        Fees    Expenses Operating Expenses*
  Class A       0.95%      0.25%   0.97%    2.17%
  Class B       0.95%      1.00%   0.97%    2.92%
  Class C       0.95%      1.00%   0.97%    2.92%
*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
               Assuming Redemption at        Assuming
               End of Period                 No Redemption
               Class A  Class B Class C      Class B Class C
  After 1 year  $685    $795    $395         $295    $295
  After 3 years $9,122  $1,204  $904         $904    $904
  After 5 years $1,584  $1,738  $1,538       $1,538  $1,538
  After 10 years$2,859  $2,983  $3,242       $2,983  $3,242

THE FUNDS INVESTMENT ADVISORS

Each investment advisor manages a Funds investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Domestic Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $234 billion in consolidated assets as of September 30, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corporation
(EAMC) is the investment advisor to Evergreen Fund, Micro Cap Fund and Tax Strategic Equity Fund.

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $10.7 billion in assets for 19 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to Omega Fund, Small Company Growth Fund and Strategic Growth Fund.

EIMC has been managing money for over 50 years and currently manages over $8.5 billion in assets for 26 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to Aggressive Growth Fund.

EIM has been managing mutual funds and private accounts since 1932 and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Meridian Investment Company (MIC) is the investment advisor to Stock Selector Fund.

MIC has been managing money for over 15 years and currently manages over $2.5 billion in assets, including $512 million in assets for two of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds operations or financial markets generally.

THE FUNDS PORTFOLIO MANAGERS

Evergreen Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber, and Nola Maddox Falcone, C.F.A. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952. Ms. Falcone is President and Co-Chief Executive Officer of EAMC. She joined Lieber and Company as Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.

Micro Cap Fund

The day-to-day management of the Fund is handled by a committee of portfolio managers and stock analysts including Stephen A. Lieber and Edwin A. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952. Mr. Miska has been an analyst with EAMC and its predecessor since 1989.

Aggressive Growth Fund

The day-to-day management of the Fund is handled by Harold J. Ireland, Jr. He is a Vice President of First Union National Bank and has been associated with the bank since 1995. Prior to 1995, Mr. Ireland worked for Palm Beach Capital Management, Inc. and managed the Funds predecessor, ABT Emerging Growth Fund.

Omega Fund

The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1989. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIM and has over 20 years of investment experience.

Small Company Growth Fund

The day-to-day management of the Fund has been handled by J. Gary Craven, who joined EIMC in November 1996. Mr. Craven is a Senior Vice President and Chief Investment Officer of EIMC, as well as Group Leader for the small-cap equity group. Prior to joining EIMC, Mr. Craven was a portfolio manager for 9 years at Invista Capital Management, Inc.

Strategic Growth Fund

The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1985. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIMC and has over 20 years of investment experience.

Stock Selector Fund

The day-to-day management of the Fund is handled by Joseph E. Stocke, CFA. Mr. Stocke joined MIC in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of Evergreen Stock Selector Fund) of CoreFunds, Inc. from 1990 to July 1998.

Tax Strategic Equity Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds Board of Trustees.

The amount you are charged for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE A FUND

When choosing an Evergreen Fund, you should:

- Most importantly, read the prospectus to see if the Fund is suitable for you.

- Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Funds prospectus. He or she can also assist you through all phases of opening your account.

HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Evergreen Domestic Growth Funds offer three different retail share classes. Each retail class of shares has its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                    As a % of         As a %        Dealer
                 Your NAV excluding   of your      commission
  Investment       sales charge      investment   as a % of NAV
  Up to $49,999         4.75%           4.99%       4.25%
  $50,000-$99,999       4.50%           4.71%       4.25%
  $100,000-$249,999     3.75%           3.90%       3.25%
  $250,000-$499,999     2.50%           2.56%       2.00%
  $500,000-$999,999     2.00%           2.04%       1.75%
  $1,000,000 and over   0%               0%     1.00% to .25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within thirteen months of purchase.

Two ways you can reduce your Class A sales charges:

1. Rights of Accumulation (ROA) allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.

2. Letter of Intent (LOI). If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your LOI commitment is met.

Contact your broker or the Evergreen Service Company at 1-800- 343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without any initial or contingent sales charge to the Directors, Trustees, officers and employees of the Fund, EAMC, EIM, EIMC, MIC and certain of their affiliates, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributors, Inc., and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

        Time Held                Contingent Deferred Sales Charge
        Less than 13 months          5.00%
        1 to 2 years                 4.00%
        2 to 3 years                 3.00%
        3 to 4 years                 3.00%
        4 to 5 years                 2.00%
        5 to 6 years                 1.00%
        6 to 7 years                    0%
        After 7 years              Converts to Class A
        Dealer Allowance             4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares.

Class C

Class C Shares are similar to B Shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

        Time Held       Deferred Sales Charge
        Less than 13 months     1.00%
        13 months or more       0.00%

Waiver of Class B or Class C Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

 When the shares were purchased through reinvestment of dividends/capital gains

 Death or disability

 Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA

 Automatic IRA withdrawals if your age is at least 59-1/2

 Automatic withdrawals of up to 1.5% of the account balance per month

 Loan proceeds and financial hardship distributions from a retirement plan

 Returns of excess contributions or excess deferral amounts made to a retirement plan participant

HOW TO BUY SHARES

Evergreen Funds low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
        Initial Additional
  Regular Accounts      $1,000  $0
  IRAs                  $250    $0
  Systematic Investment
           Plan         $50     $25

Method

By Mail or through
an Investment Professional

 Complete and sign the account application.
 Make the check payable to Evergreen Funds.
 Mail the application and your check to the address below:

Evergreen Service Company       Overnight Address:
P.O. Box 2121                      Evergreen Service Company
Boston, MA  02106-2121200          200 Berkeley St.
                                   Boston, MA  02116

Or deliver them to your investment representative (provided he or she has a broker/dealer arrangement with Evergreen
Distributors, Inc.

Adding to an Account

 Make your check payable to Evergreen Funds

 Write a note specifying:

 the Fund name
 share class
 your account number
 the name(s) in which the account is registered

 Mail to the address to the left or deliver to your investment representative

By Phone

 Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).

 Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

 Complete the account application and mail to:

Evergreen Service Company       Overnight Address:
P.O. Box 2121                      Evergreen Service Company
Boston, MA  02106-2121             200 Berkeley St.
                                   Boston, MA  02116

 Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

 Call the Evergreen Express Line at
1-800-346-3858 24 hours a day or
1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

 If your bank account is set up on file, you can request either:
 Federal Funds Wire (offers immediate access to funds) or Electronic transfers through Automated Clearing House, which avoids wiring fees.

By Exchange
 You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express
Line at 1-800-346-3858*.

  You can only exchange shares within the same class.

 There is no sales charge or redemption fee when exchanging
     Funds within the Evergreen Funds family.

 Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).

 Exchanges are limited to three per calendar quarter, and five per calendar year.

 Exchanges between accounts which do not have identical ownership must be in writing with a signature guarantee (see below).

Systematic Investment Plan (SIP)

 You can transfer money automatically from your bank account into your Fund on a monthly basis.

 Initial investment minimum is $50 if you invest at least $25 per month with this service.

 To enroll, check off the box on the account application and provide:
 your bank account information
 the amount and date of your monthly investment
 To establish automatic investing for an existing account, call 1-
     800-343-2898 for an application.
 The minimum is $25 per month or $75 per quarter.

 You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details.
- Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information
(including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

We offer you several convenient ways to sell your shares in any of the Evergreen
Funds:

Methods

Call Us

Requirements

 Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

 This service must be authorized ahead of time, and is only available for regular accounts.*

 All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.

 We can either:
 wire the proceeds into your bank account (service charges may apply)
 electronically transmit the proceeds to your bank account via the Automated Clearing House (ACH) service mail you a check.
 All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
 See exceptions list below for requests that must be made in writing.

Write Us

 You can mail a redemption request to:

Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121

Overnight Address:
Evergreen Service Company
200 Berkeley St.
Boston, MA  02116

 Your letter of instructions must:
 list the Fund name and the account number indicate the number of shares or dollar value you wish to redeem
 be signed by the registered owner(s)
 See exceptions list below for requests that must be signature guaranteed.
 To redeem from an IRA or other retirement account, call 1-800-
346-3858 for a special application.

Sell Your Shares in Person

 You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker-dealer.
 A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)

 You can transfer money automatically from your Fund account on a monthly or quarterly basis without redemption fees.
 The withdrawal can be mailed to you, or deposited directly to your bank account.
 The minimum is $75 per month
 The maximum is 1% of your account per month or 3% per quarter
 To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by ACH transfer. We also reserve the right to redeem in kind, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature
Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
 You are redeeming more than $50,000
 You want the funds transmitted to a bank account not listed on the account
 You want the proceeds payable to anyone other than the registered owner(s) of the account
 Either your address or the address of your bank account has been changed within 30 days
 The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 Commercial Bank
 Trust Company
 Savings Association
 Credit Union
 Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN
THE FUNDS
You may be taxed in two ways:
 On Fund distributions (capital gains and dividends)
 On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The fund distributes two types of taxable income to you:

 Dividends. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen
Domestic Growth Fund is listed under the Funds
Investment Strategy section in the summary of each Fund previously presented.

 Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Domestic Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998.)

All distributions, with the exception of monthly dividends, will cause a Funds share price to drop by the amount of the distribution.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction entered into by a tax-deferred retirement plan occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds. Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker/dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

SALES COMPENSATION AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, investment advisory fees and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. These fees increase the cost of your investment. The purpose of the 12b-1 fee is to promote the sale of more shares of the Funds to the public. The Fund might use this fee for advertising and marketing and as a service fee to the broker/dealer for additional shareholder services.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.


Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Funds price is calculated, and are expressed as a percentage of the Funds net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are invisible, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25 percent to over 3 percent. FINANCIAL HIGHLIGHTS This section looks in detail at the results for one share in each share class of the Funds how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Tables for Evergreen Fund, Micro Cap Fund, Aggressive Growth Fund and Stock Selector Fund have been audited by PricewaterhouseCoopers LLP, the Funds independent accountants. Tables for Omega Fund, Small Company Growth Fund, Strategic Growth Fund and Tax Strategic Equity Fund have been audited by KPMG Peat Marwick LLP, those Funds independent accountants. For a more complete picture of the Funds financials, please see the Funds Annual Report as well as the Statement of Additional Information.

FINANCIAL HIGHLIGHTS INSERTED HERE

OTHER FUND PRACTICES

The Funds may invest in futures, options and foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Funds portfolio. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a Fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage, which may magnify a Funds gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.



Notes


Evergreen Funds
Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund
Tax

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com


Evergreen Express Line
Call 1-800-346-3858
24 hours a day to
 check your account
 order a statement
 get a Funds current price, yield and
total return
 buy, redeem or exchange Fund shares

Non-retirement account holders
Call 1-800-343-2898
Each business day, 8 a.m. to 6 p.m. Eastern time to buy, redeem or exchange shares order applications get assistance with your account


Retirement plan account holders
Call 1-800-247-4075
Each business day, 8 a.m. to 6 p.m. Eastern time

Information Line for Hearing and Speech Impaired
(TTY/TDD)
Call 1-800-343-2888
Each business day, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121
 to buy, redeem or exchange shares
 to change the registration on your account for general correspondence

For express, registered or certified mail:
Evergreen Service Company
200 Berkeley Street
Boston, MA  02116-5039

Contact us on-line:
www.evergreen-funds.com

Regular communications you will receive:
Account Statements Youll receive quarterly statements for each fund you invest in.

Confirmation Notices We send a confirmation of any transaction you make within five days of the transaction.

Annual and Semiannual reports Youll receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms Each January youll receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information
Guide.

Evergreen Events Youll receive a periodic newsletter published exclusively for Evergreen
Funds shareholders.


For More Information About the Evergreen Domestic Growth Funds, Ask for: The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of holdings as of a specific date, as well as commentary from the Funds manager. This commentary discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

[LOGO OF EVERGREEN FUNDS APPEARS HERE]

Evergreen Distributor, Inc.
125 W. 55th Street
New York, New York 10019
31

Evergreen Domestic Growth Funds

Evergreen Fund
Evergreen Micro Cap Fund
Evergreen Aggressive Growth Fund
Evergreen Omega Fund
Evergreen Small Company Growth Fund
Evergreen Stock Selector Fund
Evergreen Tax Strategic Equity Fund


Class Y

Prospectus, February 1, 1999

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these mutual fund shares. Anyone who tells you otherwise is committing a federal crime. table of contents

FUND SUMMARIES:
Evergreen Fund  4
Evergreen Micro Cap Fund        6
Evergreen Aggressive Growth Fund        8
Evergreen Omega Fund    10
Evergreen Small Company Growth Fund     12
Evergreen Stock Selector Fund   14
Evergreen Tax Strategic Equity Fund     16

GENERAL INFORMATION:
The Funds Investment Advisors  18
The Funds Portfolio Managers   18
Calculating the Share Price     19
How to Choose a Fund    19
Who Can Buy Class Y Shares      19
How to Buy Shares       19
How to Redeem Shares    20
Other Services  21
The Tax Consequences of
Investing in the Funds  22
Expenses        23
Financial Highlights    23
Other Fund Practices    23


     In general, Funds included in this prospectus seek to provide investors with a combination of capital growth and diversification. These aggressive stock Funds tend to have more growth potential, risk and volatility than less aggressive funds.

Fund Summaries Key
Each Funds summary is organized around the following basic topics and questions:

Investment Goal
     What is the Funds financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Funds strategy and investment policies. The Funds Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
     How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security? Risk Factors What are the specific risks for an investor in the Fund?

Performance
     How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
     How much does it cost to invest in the Fund?

Domestic
Growth
 Funds

typically rely on one or a combination of the following strategies:

investing primarily in common stocks expected to provide capital appreciation investing in new or small companies with growth potential investing in companies whose value is not yet widely recognized investing in companies about to profit from unique situations in their industries investing in established companies with fresh growth potential may be appropriate for investors who: seek an investment expected to grow over time; can tolerate sudden declines in the value of their investment

Risk Factors for All Mutual Funds
Please remember that mutual fund investment shares are:
     not guaranteed to achieve their investment goal not insured, endorsed or guaranteed by the FDIC, a bank or any government agency subject to investment risks, including possible loss of your original investment
     Like most investments, your investment in an Evergreen Domestic Growth Fund could fluctuate significantly in value over time and could result in a loss of money.

     Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall If your Fund invests a significant portion of its portfolio in debt securities or dividend-paying stocks and interest rates rise, then the value of your investment may decline. The opposite is also true.

Credit Risk

The value of a debt security is directly affected by the issuers ability to repay principal and pay interest on time. If your Fund invests in debt securities or dividend paying stocks then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. Foreign Investment Risk A Funds investment in non-U.S. securities could expose it to certain unique risks of overseas investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Funds investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S.This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Small Company Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

Evergreen Fund

FUND FACTS:

Goal:
 Capital Appreciation

Principal Investments:
 Common Stocks
 Convertible Securities

Class of Shares Offered in This Prospectus
 Class Y

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Managers:
 Stephen A. Lieber
 Nola Maddox Falcone

NASDAQ Symbol:
EVRAX (Class Y)

Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks capital appreciation.

Investment  Strategy

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stocks of companies that (1) are limited to a regional market or whose securities are held mostly by a few shareholders that do not frequently trade them, (2) have small shares of their intended markets compared to other companies in their fields, or that serve limited markets, or (3) in the opinion of the Funds managers, have growth potential due to a recent or anticipated change in structure, management, products or services.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Small Company Risk

Performance

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
22.96   15.01   -11.72  40.05   8.73    6.27    0.73    37.19   17.55   30.34

     Best  Quarter:  1st Quarter 1991 +19.63%
     Worst  Quarter:  3rd Quarter 1990
-21.34%Year to date total return through 9/30/98 is 7.25%.


     The next table lists the Funds average year-by-year return for class Y shares over the past one, five and ten years and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
                Inception                       Since
                Date    1 year  5 year  10 year Inception
  Class Y       1/3/95  30.34%  17.61%  15.64%  16.86%
Russell 2000            22.36%  16.40%  15.77%  _____%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expenses       Class Y
     Maximum  sales  charge  imposed on  None
     purchases  (as a % of  offering  price)
     Maximum deferred sales charge       None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management     12b-1   Other       Total Fund
               Fees           Fees    Expenses    Operating Expenses
  Class Y       0.89%         None    0.38%       1.19%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

     After 1 year   $121
     After 3 years  $378
     After 5 years  $654
     After 10 years $1,443

Micro Cap Fund

FUND FACTS:

Goal:
 Capital Appreciation

Principal Investments:
 Small-Cap Common Stocks

Class of Shares Offered in This Prospectus:
 Class Y

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Managers:
 A committee including Stephen A. Lieber and Edwin A. Miska

NASDAQ Symbol:
EMCYX (Class Y)

Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks capital appreciation.

Investment  Strategy

The Fund invests primarily in common stocks of very small companies (generally between $1 and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Funds managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Small Company Risk

 Performance
The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
26.07   20.89   -10.42  51.07   10.13   9.55    -10.55  10.38   12.46   47.59

Best  Quarter:  1st Quarter 1991   +25.86%
Worst  Quarter:  3rd Quarter 1990  -15.83%
Year to date total return through 9/30/98 is 24.14%.

The next table lists the Funds average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

     Average Annual Total Return (For the period ended 12/31/97)
          Inception                               Since
          Date      1 year    5 year    10 year         Inception
  Class Y 6/1/83    47.59%    12.42%    15.09%          15.23%
Russell 2000        23.36%    16.40%    15.77%  _____%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Transaction Expenses
                                        Class Y
     Maximum sales charge  imposed on   None
      purchases (as a % of offering
      price)
     Maximum deferred sales charge      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
             Management  12b-1   Other      Total Fund
                 Fees    Fees    Expenses   Operating Expenses*
  Class Y       1.00%    None    0.40%      1.40%
* Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year $143
After 3 years $443
After 5 years $766
After 10 years $1,680

Aggressive Growth Fund

FUND FACTS:

Goal:
 Long-term Capital Growth

Principal Investments:
 Common Stocks
 Convertible Securities

Class of Shares Offered in This Prospectus:
 Class Y

Investment Advisor:
 Evergreen Investment Management

Portfolio Manager:
 Harold J. Ireland, Jr.

NASDAQ Symbol:
EAGYX (Class Y)

Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks long-term capital appreciation.

Investment  Strategy

The Fund invests at least 65% of its assets in common stocks, or securities convertible into common stocks, of (1) companies that are in the developmental stage but expected to grow over the long term, and/or (2) established companies that, in the opinion of the Funds manager, have growth potential similar to that of companies in the developmental stage. The Fund may also invest up to 35% of its assets in investment grade corporate bonds, U.S. Government Securities, commercial paper, certificates of deposit and repurchase agreements.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by emerging growth companies. These companies are typically in a developmental stage. This could lead to wide fluctuations in the price/value of the securities due to limited financing alternatives, limited management depth or intense competition from larger companies.

Performance

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class Y shares in each calendar year since the Class Y shares inception. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses.

     Year-by-Year  Total  Return for Class Y Shares (%)
1988 1989 1990 1991 1992 1993 1994 1995*  1996 1997
                                   14.47  17.33 7.93

Best  Quarter:  3rd  Quarter  1997 +14.81%
Worst  Quarter:  1st Quarter 1997  -9.63%

*Since  inception on 7/11/95 to 12/31/95
Year to date total return through 9/30/98 is 5.43%.

The next table lists the Funds average year-by-year return for class Y shares over the past year and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(For the period ended 12/31/97)
                  Inception                         Since
                  Date      1 year  5 year  10 year Inception
  Class Y         7/11/95   7.93%   N/A     N/A     16.15%
  Russell 2000              22.36%  N/A     N/A     _____%

 Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

   Shareholder  Transaction  Expenses        Class Y
    Maximum  sales charge  imposed on        4.75%
      purchases (as a % of offering price)
    Maximum deferred sales charge            None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
                Management    12b-1   Other            Total Fund
                Fees          Fees    Expenses         Operating Expenses
  Class Y       0.60%         None    0.47%            1.07%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year $109 After 3 years $340 After 5 years $590 After 10 years $1,306

Omega Fund

FUND FACTS:

Goal:
 Capital Growth

Principal Investments:
 Common Stocks
 Convertible Securities

Class of Shares Offered in This Prospectus:
 Class Y

Investment Advisor:
 Evergreen Investment
        Management Company

Portfolio Manager:
 Maureen E. Cullinane

NASDAQ Symbol:
None


Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks maximum capital growth.

Investment  Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks. The Funds manager will continuously review the Funds holdings in light of market conditions, business developments and economic trends. The Fund will sell its portfolio securities when they have reached their anticipated potential or when their positive characteristics have changed. The Fund will also sell securities in order to buy other securities which may provide greater capital growth. This may lead to high portfolio turnover, but that will not limit investment decisions. The Fund may also invest up to 25% of its assets in foreign securities.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


 Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Foreign Investment Risk

     Performance

The return for Class Y shares since inception on 1/13/97 to 12/31/97 is 21.66%. This figure includes the effects of fund expenses. Past performance is not an indication of future results. Year to date total return through 9/30/98 is 4.67%.



 Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses             Class  Y
     Maximum sales charge imposed on         None
       purchases (as a % of offering  price)
     Maximum deferred sales charge           None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1   Other      Total Fund
               Fees       Fees    Expenses   Operating Expenses*
  Class Y       0.74%     0.25%   0.36%      1.35%
*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

     After 1 year   $112
     After 3 years  $350
     After 5 years  $606
     After 10 years $1,340

Small Company Growth Fund

FUND FACTS:

Goal:
 Long-term Capital Growth

Principal Investments:
 Small-Cap Common Stocks

Class of Shares Offered in This Prospectus:
 Class Y

Investment Advisor:
 Evergreen Investment Management Company

Portfolio Manager:
 J. Gary Craven

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks long-term growth of capital.

Investment  Strategy

The Fund invests at least 65% of its assets in common stocks of companies with small market capitalizations (less than $1 billion) at the time of the Funds investment. The Fund may also invest up to 35% of its assets in corporate securities without regard to the market capitalization of the issuer, including
(1) common stocks of companies with large and medium market capitalizations (at least $1 billion), (2) securities convertible into common stocks, and (3) rights or warrants to purchase common stocks. While income is not a goal of the Fund, securities with strong income potential may be included in the portfolio as long as they do not conflict with the Funds goal of capital growth. The Fund may also invest up to 25% of its assets in limited partnerships and foreign securities.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Foreign Investment Risk
 Small Company Risk

Performance

The return for Class Y shares since inception on 1/26/98 to 9/30/98 is 33.25%. This figure includes the effects of fund expenses. Past performance is not an indication of future results.


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses        Class  Y
     Maximum sales charge  imposed on   None
       purchases (as a % of offering
       price)
     Maximum deferred sales charge      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1   Other      Total Fund
               Fees       Fees    Expenses   Operating Expenses*
  Class Y       0.49%     None    0.33%      0.82%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

     After 1 year   $84
     After 3 years  $262
     After 5 years  $455
     After 10 years $1,014

 Stock Selector Fund


FUND FACTS:

Goal:
Total Return

Principal Investments:
 Stocks
 Bonds
 Convertible Securities

Class of Shares Offered in This Prospectus:
 Class Y

Investment Advisor:
 Meridian Investment Company

Portfolio Manager:
 Joseph E. Stocke

NASDAQ Symbol:
EVSYX (Class Y)

Dividend Payment Schedule:
Annually

Investment Goal
The Fund seeks maximum total return.

Investment  Strategy

The Fund invests primarily in common stocks of companies expected to experience growth in earnings and price. Companies of all sizes will be considered for the Funds portfolio. The Fund strives to provide a total return greater than broad stock market indices such as the S&P 500 Index. The Fund may also invest up to 20% of its assets in preferred stocks, securities convertible into common stock, corporate bonds and notes, warrants (up to 5% of assets), short term obligations, common stocks of foreign companies and foreign securities represented by American Depositary Receipts.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.


     Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Credit Risk
 Foreign Investment Risk
 Small Company Risk

 Performance

The following charts show how the Fund has performed in the past.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares inception on 2/21/95. It should give you a general idea of how the Funds return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)
1988    1989    1990    1991    1992    1993    1994    1995*   1996    1997
                                                        30.04   27.28   30.81


     Best  Quarter:  2nd Quarter 1997 +17.24%
     Worst  Quarter:  4th Quarter 1997 -0.74%
*Since  inception on 2/21/95 to 12/31/95.
Year to date total return through 9/30/98 is 5.52%

The next table lists the Funds average year-by-year return by class over the past year and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Funds, the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
               Inception                       Since
               Date    1 year  5 year  10 year Inception
  Class Y      2/28/90 30.81 % N/A     N/A     31.04%
    S&P 500            33.36%  N/A     N/A     _____%


     Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses        Class  Y
     Maximum sales charge  imposed on   None
       purchases (as a % of offering
       price)
     Maximum deferred sales charge      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management 12b-1   Other   Total Fund
               Fees      Fees    Expenses Operating Expenses*
  Class Y       0.74%    None    0.26%    1.00%

     * From time to time, the Funds investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Funds investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.93%.

     The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year   $102
  After 3 years  $318
  After 5 years  $552
  After 10 years $1,225

Tax Strategic Equity Fund

FUND FACTS:

GOAL:
Tax-efficient Long-term Capital Growth

Principal Investments:
 Common Stocks

Class of Shares:
 Class Y

Investment Advisor:
 Evergreen Asset Management Corp.

Portfolio Manager:
 Stephen A. Lieber

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually

Investment Goal

The Fund seeks long-term capital growth within a tax-efficient strategy.

Investment  Strategy

The Fund invests at least 65% of assets in common stocks of companies with large and medium market capitalizations (at least $1 billion). The Fund may also invest up to 35% of its assets in (1) foreign securities, including foreign securities represented by American Depositary Receipts, (2) common stocks of companies with small market capitalizations (less than $1 billion), and (3) interests in limited partnerships. The Fund uses investment techniques that reduce the impact of taxes on shareholder returns. One of these techniques is to buy stocks paying low or no dividends which reduces the taxable dividends the Fund pays to shareholders. Another technique is to purchase securities the Fund expects to hold for growth over the long-term. This practice decreases the Funds portfolio turnover rate, which in turn lessens the taxable capital gain the Fund pays to shareholders. A third technique, used when selling securities in the portfolio, involves selling the securities with the highest cost basis in order to minimize realized capital gain. This also lessens taxable distributions to shareholders.

Each of the Evergreen Domestic Growth Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds principal investment strategy and its investment objective, and if employed could result in a lower return and loss of market opportunity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the Overview on page 1 under the headings:

 Stock Market Risk
 Interest Rate Risk
 Foreign Investment Risk
 Small Company Risk

Performance

The return for Class Y shares since inception on 9/1/98 to 9/30/98 is 6.50%. This figure includes the effects of fund expenses. Past performance is not an indication of future results.






Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses        Class  Y
     Maximum sales charge  imposed on   None
       purchases (as a % of offering
       price)
     Maximum deferred sales charge      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Annual Fund Operating Expenses (as a % of net asset value):
               Management      12b-1   Other   Total Fund
               Fees    Fees    Expenses         Operating Expenses*
  Class Y       0.95%   None    0.97%   1.92%

  *Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year $195
After 3 years $603
After 5 years $1,037
After 10 years  $2,243

THE FUNDS  INVESTMENT  ADVISORS

Each investment advisor manages a Funds investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Domestic Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $234 billion in consolidated assets as of September 30, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     Evergreen Asset Management Corporation (EAMC) is the investment advisor to Evergreen Fund, Micro Cap Fund and Tax Strategic Equity Fund.

     EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $10.7 billion in assets for 19 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

     Evergreen Investment Management Company (EIMC) is the investment advisor to Omega Fund and Small Company Growth Fund.

     EIMC has been managing money for over 50 years and currently manages over $8.5 billion in assets for 26 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     Evergreen  Investment   Management  (EIM)  is  the  investment  advisor  to
Aggressive Growth Fund.

     EIM has been managing mutual funds and private accounts since 1932 and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

     Meridian Investment Company (MIC) is the investment advisor to Stock Selector Fund.

     MIC has been managing money for over 15 years and currently manages over $2.5 billion in assets, including $512 million in assets for two of the
Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

     Year 2000 Compliance The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds operations or financial markets generally.

THE FUNDS PORTFOLIO MANAGERS

     Evergreen Fund The day-to-day  management of the Fund is handled by Stephen
A. Lieber, and Nola Maddox Falcone, C.F.A. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952. Ms. Falcone is President and Co-Chief Executive Officer of EAMC. She joined Lieber and Company as Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.

     Micro Cap Fund The day-to-day management of the Fund is handled by a committee of portfolio managers and stock analysts including Stephen A. Lieber and Edwin A. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952. Mr. Miska has been an analyst with EAMC and its predecessor since 1989.

     Aggressive Growth Fund The day-to-day management of the Fund is handled by Harold J. Ireland, Jr. He is a Vice President of First Union National Bank and has been associated with the bank since 1995. Prior to 1995, Mr. Ireland worked for Palm Beach Capital Management, Inc. and managed the Funds predecessor, ABT Emerging Growth Fund.

     Omega Fund The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1989. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIM and has over 20 years of investment experience.

     Small Company Growth Fund The day-to-day management of the Fund has been handled by J. Gary Craven, who joined EIMC in November 1996. Mr. Craven is a Senior Vice President and Chief Investment Officer of EIMC, as well as Group Leader for the small-cap equity group. Prior to joining EIMC, Mr. Craven was a portfolio manager for 9 years at Invista Capital Management, Inc.

     Stock Selector Fund The day-to-day management of the Fund is handled by Joseph E. Stocke, CFA. Mr. Stocke joined MIC in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of Evergreen Stock Selector Fund) of CoreFunds, Inc. from 1990 to July 1998.

     Tax Strategic Equity Fund The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management business since 1952.

     Calculating The Share Price The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds Board of Trustees.

     The amount you are charged for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

How To Choose A Fund
When choosing an Evergreen Fund, you should:

Most importantly, read the prospectus to see if the Fund is suitable for you.

     Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Funds prospectus. He or she can also assist you through all phases of opening your account.

WHO CAN BUY CLASS  Y SHARES

     Class Y shares are only offered to: Persons who owned shares in a Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994. Certain institutional investors. Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisors affiliate).


How To Buy Shares
     Evergreen Funds low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.
Minimum Investments
        Initial Additional
  Regular Accounts      $1,000  $0
  IRAs                  $250    $0
  Systematic
     Investment Plan    $50     $25

Method

By Mail or through an Investment Professional

 Complete and sign the account application. Make the check payable to Evergreen Funds.
 Mail the application and your check to the address below:

Evergreen Service Company       Overnight Address:
P.O. Box 2121                      Evergreen Service Company
Boston, MA  02106-2121200          200 Berkeley St.
                                   Boston, MA  02116

     Or deliver them to your investment representative (provided he or she has a broker/dealer arrangement with Evergreen Distributors, Inc.

Adding to an Account

 Make your check payable to Evergreen Funds Write a note specifying: the Fund name share class your account number the name(s) in which the account is registered
 Mail to the address to the left or deliver to your investment representative
By Phone

     Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day). Instruct your bank to wire or transfer your purchase (they may charge a wiring fee). Complete the account application and mail to:

Evergreen Service Company       Overnight Address:
P.O. Box 2121                      Evergreen Service Company
Boston, MA  02106-2121             200 Berkeley St.
                                   Boston, MA  02116

     Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

     Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day. If your bank account is set up on file, you can request either: Federal Funds Wire (offers immediate access to funds) or Electronic transfers through Automated Clearing House, which avoids wiring fees. By Exchange You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858*. You can only exchange shares within the same class. There is no sales charge or redemption fee when exchanging Funds within the Evergreen Funds family. Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price). Exchanges are limited to three per calendar quarter, and five per calendar year. Exchanges between accounts which do not have identical ownership must be in writing with a signature guarantee (see below).

     Systematic Investment Plan (SIP) You can transfer money automatically from your bank account into your Fund on a monthly basis. Initial investment minimum is $50 if you invest at least $25 per month with this service. To enroll, check off the box on the account application and provide: your bank account information the amount and date of your monthly investment To establish automatic investing for an existing account, call 1-800-343-2898 for an application. The minimum is $25 per month or $75 per quarter. You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number
(PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     How To redeem Shares We offer you several convenient ways to sell your shares in any of the Evergreen Funds: Methods

Call Us

Requirements

     Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day. This service must be authorized ahead of time, and is only available for regular accounts.* All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day. We can either: wire the proceeds into your bank account (service charges may apply) electronically transmit the proceeds to your bank account via the Automated Clearing House
(ACH) service mail you a check. All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine. See exceptions list below for requests that must be made in writing.

Write Us

 You can mail a redemption request to:

Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121

Overnight Address:
Evergreen Service Company
200 Berkeley St.
Boston, MA  02116

     Your letter of instructions must: list the Fund name and the account number indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s) See exceptions list below for requests that must be signature guaranteed. To redeem from an IRA or other retirement account, call 1-800-346-3858 for a special application.

Sell Your Shares in Person

     You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker-dealer.
 A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)

     You can transfer money automatically from your Fund account on a monthly or quarterly basis without redemption fees.
 The withdrawal can be mailed to you, or deposited directly to your bank account. The minimum is $75 per month The maximum is 1% of your account per month or 3% per quarter To enroll, call 1-800-343-2898 for an application.

     Timing of Proceeds Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by ACH transfer. We also reserve the right to redeem in kind, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

     Exceptions: Redemption Requests That Require A Signature Guarantee To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees: You are redeeming more than $50,000 You want the funds transmitted to a bank account not listed on the account You want the proceeds payable to anyone other than the registered owner(s) of the account Either your address or the address of your bank account has been changed within 30 days The account is registered in the name of a fiduciary corporation or any other organization. In these cases, additional documentation is required: corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 Commercial Bank
 Trust Company
 Savings Association
 Credit Union
 Member of a U.S. stock exchange

     Other Services Evergreen Express Line Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

     Automatic Reinvestment of Dividends For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
     If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

     Telephone Investment Plan You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

     Dividend Exchange You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

     Reinvestment Privileges Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value). The Tax Consequences of Investing in the funds You may be taxed in two ways: On Fund distributions (capital gains and dividends) On any profit you make when you sell any or all of your shares.

Fund Distributions
     A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The fund distributes two types of taxable income to you:

     Dividends. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen Domestic Growth Fund is listed under the Funds Investment Strategy section in the summary of each Fund previously presented.

     Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Domestic Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998.)

     All distributions, with the exception of monthly dividends, will cause a Funds share price to drop by the amount of the distribution.

Dividend and Capital Gain Reinvestment
     Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction entered into by a tax-deferred retirement plan occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
     Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

     Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds. Retirement Plans

     You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker/dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor. Expenses Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
     The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, investment advisory fees and related expenses.

     Other Expenses Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

     The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Funds price is calculated, and are expressed as a percentage of the Funds net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are invisible, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25 percent to over 3 percent. Financial Highlights This section looks in detail at the results for one Class Y share in each share class of the Funds how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Tables for Evergreen Fund, Micro Cap Fund, Aggressive Growth Fund and Stock Selector Fund have been audited by PricewaterhouseCoopers LLP, the Funds independent accountants. Tables for Omega Fund, Small Company Growth Fund and Tax Strategic Equity Fund have been audited by KPMG Peat Marwick LLP, those Funds independent accountants. For a more complete picture of the Funds financials, please see the Funds Annual Report as well as the Statement of Additional Information.



     [FINANCIAL  HIGHLIGHTS TO BE INSERTED  HERE]


OTHER FUND PRACTICES

The Funds may invest in futures, options and foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Funds portfolio. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

     The Funds may also invest in other investment companies. This practice may expose a Fund to duplicate expenses and lower its value.

     In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage, which may magnify a Funds gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

     Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Notes

Evergreen Funds
Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt
Short  Intermediate  Municipal  Fund
High  Grade  Tax Free  Fund Tax Free  Fund
California Tax Free Fund
Connecticut  Municipal Bond Fund
Florida Municipal Bond Fund
Florida  High  Income  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina  Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund


Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

 HYPERLINK http://www.evergreenfunds.com www.evergreen-funds.com


Evergreen Express Line
Call 1-800-346-3858
24 hours a day to
 check your account
 order a statement
 get a Funds current price, yield and total return buy, redeem or exchange Fund shares

Non-retirement account holders
Call 1-800-343-2898
Each business day, 8 a.m. to 6 p.m. Eastern time to buy, redeem or exchange shares order applications get assistance with your account

Retirement plan account holders
Call 1-800-247-4075
Each business day, 8 a.m. to 6 p.m. Eastern time

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1-800-343-2888
Each business day, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121
 to buy, redeem or exchange shares
 to change the registration on your account for general correspondence

For express, registered or certified mail:
Evergreen Service Company
200 Berkeley Street
Boston, MA  02116-5039

Contact us on-line:
www.evergreen-funds.com

Regular communications you will receive:
Account Statements Youll receive quarterly statements for each fund you invest in.
Confirmation Notices We send a confirmation of any transaction you make within five days of the transaction. Annual and Semiannual reports Youll receive a detailed financial report on each Fund you invest in twice a year.
Tax Forms Each January youll receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide. Evergreen Events Youll receive a periodic newsletter published exclusively for Evergreen Funds shareholders.

For More Information About the Evergreen Domestic Growth Funds, Ask for:
The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of holdings as of a specific date, as well as commentary from the Funds manager. This commentary discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

[LOGO OF EVERGREEN FUNDS APPEARS HERE]

Evergreen Distributor, Inc.
125 W. 55th Street
New York, New York 10019
PAGE  30

                             EVERGREEN EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                     EVERGREEN EQUITY TRUST

                       200 Berkeley Street
                   Boston, Massachusetts 02116
                         (800) 633-2700

                      DOMESTIC GROWTH FUNDS

               STATEMENT OF ADDITIONAL INFORMATION

                        February 1, 1999



                  Evergreen Fund ("Evergreen")
             Evergreen Micro Cap Fund ("Micro Cap")
     Evergreen Aggressive Growth Fund ("Aggressive Growth")
                 Evergreen Omega Fund ("Omega")
      Evergreen Small Company Growth Fund ("Small Company")
      Evergreen Strategic Growth Fund ("Strategic Growth")
        Evergreen Stock Selector Fund ("Stock Selector")
      Evergreen Tax Strategic Equity Fund ("Tax Strategic")


             (Each a "Fund"; together, the "Funds")


      Each Fund is a series of Evergreen Equity Trust  (the
                            "Trust").


     This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated February 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund (other than Stock Selector, which offers only Class A and Class B shares) and one offering only Class Y shares of each Fund. You may obtain either of these prospectuses without charge by calling (800)-343-2898.

     Certain information may be incorporated by reference to the Funds Annual Report dated September 30, 1998. You may obtain a copy of the Annual Report without charge by calling (800)-343-2898.



                                TABLE OF CONTENTS

PART 1

  TRUST HISTORY

  INVESTMENT POLICIES

  OTHER SECURITIES AND PRACTICES

  PRINCIPAL HOLDERS OF FUND SHARES

  EXPENSES

  PERFORMANCE

  COMPUTATION OF CLASS A OFFERING PRICE

  SERVICE PROVIDERS

  FINANCIAL STATEMENTS

  PART 2

  ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

  PURCHASE, REDEMPTION AND PRICING OF SHARES

  SALES CHARGE WAIVERS AND REDUCTIONS

  PERFORMANCE CALCULATIONS

  PRINCIPAL UNDERWRITER

  DISTRIBUTION EXPENSES UNDER RULE 12b-1

  TAX INFORMATION

  BROKERAGE

  ORGANIZATION

  INVESTMENT ADVISORY AGREEMENT

  MANAGEMENT OF THE TRUST

  CORPORATE AND MUNICIPAL BOND RATINGS

  ADDITIONAL INFORMATION


                                     PART 1

                                  TRUST HISTORY

The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


                               INVESTMENT POLICIES

Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

Diversification

Each  Fund  may  not  make  any  investment  that  is   inconsistent   with  its
classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:.

Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.



Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

Underwriting

Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Options Futures Transactions "Margin" in Futures Transactions Foreign Securities (not applicable to Evergreen, Micro Cap or Aggressive Growth) Foreign Currency Transactions (not applicable to Micro Cap or Aggressive Growth) Illiquid and Restricted Securities Investment in Other Investment Companies Short Sales

                        PRINCIPAL HOLDERS OF FUND SHARES

As of October 30, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of October 30, 1998.



         Evergreen Class A

         None

         Evergreen Class B

         None

         Evergreen Class C

         Turtle & Co                  7.907%
         P.O. Box 9427
         Boston, Ma  02209-9427


         MLPF&S For The Sole Benefit  5.997%
         Of its Customers
         Attn:  Fund Administration
         #97JB1
         4800 Deer Lake DR E 2ND Fl Jacksonville, FL 32246- 6484 Evergreen Class
         Y

         First Union National         25.854%
         Bank/EB /INT
         Reinvest Account
         Attn:  Trust Operations
         Fund    Group 401 S. Tryon
         St.
          3rd FL  CMG  1151
         Charlotte, NC

         First Union National         10.078%
         Bank/EB/INT
         Cash Account
         Attn:  Trust Operations
         Fund Group
         401 S. Tryon St. 3rd Fl
         CMG   1151
         Charlotte, NC  28202-1911

         Micro Class A

         Charles Schwab & Co Inc.     5.662%
         Special Custody Account
         FBO Exclusive Benefit Of
         Customers
         101 Montgomery St
         San Francisco, CA  94104-
         4122

         First Union Brokerage        5.190
         Services
         Vince Vitti And A/C  8592-
         6379
         Susan Vitti JTWROS LN Acct
         Attn:  Bob Lemaire
         266 Harristown Rd 3rd FL
         NJ  07452

         Micro Class B

         MLPF&S For The Sole Benefit  5.433%
         Of Its Customers Attn:
         Fund Administration #97H76
         4800 Deer Lake Dr.  E 2nd
         FL
         Jacksonville, FL  32246-

         Micro Class C

         MLPF&S For The Sole Benefit  5.098
         of Its Customers Attn:
         Fund Administration #97JA4
         4800 Deer Lake Dr E 2nd FL
         32246-6484


         Charles Schwab & Co, Inc     8.906%
         Special Custody Account
         FBO Exclusive Benefit Of
         Customers
         101 Montgomery St
         San Francisco, CA  94104-
         4122


         Constance E. Lieber          8.733%
         1210 Greacen Point Rd
         Mamaroneck, NY  10543-4613

         Citibank NA                  7.754%
         Delta Airlines Master Trust
         308235
         Joe Villella Citicorp
         Services
         Citibank Center Tampa
         Tampa, FL  33610

         AETNA Life Insurance &       5.612
         Annuity
         Central Valuation Unit
         Attn:  Jackie Johnson-
         Conveyor TS 31
         Hartford, CT  06156-0001

         Aggressive Growth Class A

         MLPF&S For The Sole Benefit  10.368%
         Of Its Customers Attn:
         Fund Administration #97212
         4800 Deer Lake Dr E 2nd FL
         Jacksonville, FL  32246-
         6484

         Aggressive Growth Class B

         None


         Aggressive Growth Class C

         MLPF&S For The Sole Benefit  20.966%
         Of Its Customers
         Attn:  Fund Administration
         #97JA1
         4800 Deer Lake Dr. E 2nd FL
         Jacksonville, FL  32246-
         6484

         Lavedna Ellingson Douglas 9.678% Ellingson JT WROS 8510 McClintock Tempe, AZ 85284-2527

         Salomon Smith Barney Inc     5.846%
         00180063322
         333 West 34th St. 3rd FL
         New York, NY  10001

         Aggressive Growth Class Y

         First Union National Bank    52.894%
         Trust Accounts
         Attn:  Ginny Batten
         11th FL CMG  1151
         301 S. Tryon St
         Charlotte, NC  28202-1910

         First Union National Bank    27.200%
         Trust Accounts
         Attn:  Ginny Batten
         11th FL CMG-1151
         301 S. Tryon St
         Charlotte, NC  28202-1910

         Omega Class A

         None

         Omega Class B

         MLPF&S For The Sole Benefit  6.985%
         Of Its Customers
         Attn:  Fund Administration
         #97BP1
         4800 Deer Lake DR E 2nd FL
         Jacksonville, FL  32246-
         6484

         Omega Class C

         MLPF&S For The Sole Benefit  25.777%
         Of its Customers Attn:
         Fund Administration #97BP5
         4800 Deer Lake DR E 2nd FL
         Jacksonville, FL  32246-
         6484

         Omega Class Y

         First Union National Bank    61.314%
         Re-invest Account Attn:
         Trust Operations Fund
         Group, 401 S. tryon St 3rd
         FL
         Charlotte, NC  28202-1911

         First Union National Bank    16.586
         Cash Account
         Attn:  Trust Operations
         Fund Group
         1525 West Harris BLVD
         Charlotte, NC  28262

         Small Company Growth Class A

         ROFE & Co c/o State Street   6.346%
         Bank & Trust Co. For Sub
         Account Kokusai Securities
         Co LTD P.O Box 5061
         Boston, Ma  02216-5061


         Small Company Growth Class B

         MLPF&S For The Sole Benefit  20.539
         Of Its Customers Attn:
         Fund Administration #98302
         4800 Deer Lake Dr. E 2nd FL


         Small Company Growth Class C

         MLPF&S For The Sole Benefit  50.302%
         Of Its Customers Attn:
         Fund Administration #97TUO
         4800 Deer Lake DR E 2nd FL
         Jacksonville, FL  32246-
         6484

         JC Bradford & Co. Cust FBO   9.249%
         Consolidated Investors 330
         Commerce St
         Nashville, TN  37201-1809

         State Street Bank & Trust    6.678%
         Co Cust Rollover IRA FBO
         Mark Loveland 2701
         Westheimer RD #12H Houston
         TX  77098-1238

         Small Company Growth Class Y

         First Union National Bank    70.182%
         Cash Account Attn:  Trust
         Operation Fund Group 401 S,
         Tryon St  3rd FL
         Charlotte, NC  28202-1911

         Sheldon Tischenkel           10.215%
         269-26G Grand Central Pkwy
         Floral Park, NY  11005-1010

         First Union National Bank    8.679%
         Corestates Transfer Account
         Attn:  Mike Hodan/Trust
         Operations 1525 West WT
         Harris Blvd Charlotte, NC
         28288-1076

         State Street Bank And Trust  5.746%
         Co Cust IRA FBO Sheldon
         Tischenkel 269-26G
         Grand Central Pkwy Floral
         Park, NY  11005-1010


         Strategic Growth Class A

         None

         Strategic Growth Class B

         None

         Strategic Growth Class C

         State Street Bank And Trust  14.513%
         Co. Cust Edward W. Sparrow
         Hosp TSA FBO Dennis Allen
         Swan 3741 Chippendale
         Okemos, MI  48864-3861

         Robert L. Coney Joyce M 6.269% Coney TTEES Coney LIV Trust U/A DTD 12/5/95 831 Hidden Lakes Drive Martinez, CA 94553-5458

         Douglas M. Ellingson         6.067%
         1833 East Carver St
         Tempe, AZ 85284-2509

         Raymond James & Assoc Inc,   5.892%
         CSDN. ZSOLT H B Koppanyi
         IRA
         6560 Mallard DR
         Midland, GA  31820
                                      5.609%
         Bear Stearns Securities
         Corp
         FBO 650-24848-16
         1 Metrotech Center North
         Brooklyn, NY 11201-3859

         NFSC FEBO #A7D-127337        5.050%
         NFSC/FMTC IRA Rollover FBO
         Lawrence P. Webster 2864
         St. Ann Drive Green Bay, WI
         54311


         Stock Selector Class A

         None

         Stock Selector Class B

         State Street Bank And Trust  10.490%
         Co
         ABC Unified School Dist TSA
         FBO Barbara J. Guarnieri
         16561 Rhone Lane
         Huntington Beach, CA 92647-
         4622


         First Union Brokerage        10.302%
         Services
         James M. Connor Jr. UTMA
         A/C 2086-3860 70 Brandywine
         Street
         Chadds Ford, PA 19317

         Peter Grumblatt              9.810%
         Lisa M. Young JTTEN
         1302 Village Green Dr.
         Gilbertsville, PA 19525-
         9593

         First Union Brokerage        7.440%
         Services
         Diane Digisi Viser
         A/C 8591-4601
         305 Inverness Road
         Clinton, NC  28328

         Stock Selector Class C

         None


         Stock Selector Class Y

         Patterson & Co PNB Personal  36.068%
         Trust Acct G P.O. Box 7829
         Philadelphia, PA  19101-
         7829

         First Union National Bank    35.244%
         Corestates Transfer Account
         Attn: Mike Hodan/Trust
         Operations
         1525 West WT Harris Blvd
         Charlotte, NC  28288-1076

         First Union National Bank    19.108%
         Reinvest Acct Attn:  Trust
         Operation FD GRP
         401 S. Tryon St. 3rd FL CMG
         1151
         Charlotte, NC 28202-1911

         Tax Strategic Equity Class A

         Kent C MC Gowan              50.148%
         18424 12th Ave W
         Lynnwood, WA  98037-4900

         First Union Brokerage        25.038%
         Services
         Elizabeth M. Burleson and
         A/C 1902-9201
         348 Hackberry Dr.
         New Castle, DE  19720

         State Street Bank And Trust  24.356%
         Co Cust SEP IRA FBO Steve
         Fredrickson
         497 N Capital Ave #200
         Idaho Falls, ID 83402-3630


         Tax Strategic Equity Class Y

         Stephen Lieber               29.206
         1210 Greacen Point RD
         Mamaroneck, NY  10543-4613

         L. Charles Hilton Jr         26.993%
         Lela G. Hilton JTWROS
         4116 North Highway 231
         Panama City, FL  32404

         Samuel A. Lieber TTEE        14.603%
         Janice Ruth Lieber Trust
         U/A/D 2-22 1995
         1210 Greacen Point RD
         Mamaroneck, NY  10543-4613

         Nola Maddox Falcone          14.444%
         70 Drake Road
         70 Drake Road
         Scarsdale, NY 10583-6447



                            EXPENSES


Advisory Fees

Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen and Micro Cap. Lieber & Company acts as subadvisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:


          Average Daily Net        Fee
          Assets

         first $750 million       1.00%

         next $250 million        0.90%

         over $1 billion         0.80%


EAMC is also the investment advisor to Tax Strategic Equity. EAMC is entitled to receive from Tax Strategic an annual fee equal to 0.95% of the average daily net assets of the Fund. Lieber & Company acts as sub-advisor to the Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services. Evergreen Investment Management ("EIM"), formerly the Capital Management Group of First Union National Bank, is the investment advisor to Aggressive Growth. EIM is entitled to receive from Aggressive Growth an annual fee equal to 0.60% of the average daily net assets of the Fund.

Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Omega. EIMC is entitled to receive from Omega an annual fee based on the Fund's average daily net assets, as follows:



          Average Daily Net             Fee
               Assets

         first $250 million             0.75%

          next $250 million             0.675%

          next $500 million             0.60%

          over  $1 billion              0.50%


EIMC is also the investment advisor to Small Company and Strategic Growth. EIMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:



          Average Daily Net    Fee
               Assets

             first $100       0.70%
               million

          next $100 million   0.65%

          next $100 million   0.60%

          next $100 million   0.55%

          next $100 million   0.50%

          next $500 million   0.45%

          next $500 million   0.40%

          over $1.5 billion   0.35%


Meridian Investment Company ("MIC") is the investment advisor to Stock Selector. MIC is entitled to receive from Stock Selector an annual fee equal to 0.74% of the average daily net assets of the Fund.

Advisory Fees Paid

Below are the advisory fees paid by each Fund for the last three fiscal periods.


 Fund/Fiscal Year or Period          Advisory Fee  Waiver

 Year or Period Ended 1998

 Evergreen (Year ended 9/30/98)      $17,536,054       -0-

 Micro Cap (Year ended 9/30/98)       $615, 473        -0-

 Aggressive Growth (Year ended        $1,390,081       -0-
 9/30/98)

 Omega (Year ended 9/30/98)           $2,214,127       -0-

 Small Company (Year ended 9/30/98)   $6,367,129       -0-

 Strategic Growth (Year ended         $4,870,007       -0-
 9/30/98)

 Stock Selector (Three months ended    $968,973      $85,492
 9/30/98)

 Stock Selector (Year ended           $3,459,000       -0-
 6/30/98)

 Tax Strategic (One month ended         $2,079       $2,079
 9/30/98)

 Year or Period Ended 1997

 Evergreen (Year ended 9/30/97)      $13,089,112       -0-

 Micro Cap (Year ended 9/30/97)        $428,047        -0-

 Aggressive Growth (Year ended        $1,013,344       -0-
 9/30/97)

 Omega (Nine months ended 9/30/97)    $1,480,178       -0-

 Small Company (Four months ended    $2, 387, 425      -0-
 9/30/97)

 Small Company (Year ended 5/31/97)   $7,788,033       -0-

 Strategic Growth (Eleven months      $3,205,753       -0-
 ended 9/30/97)

 Stock Selector (Year Ended           $3,459,108       -0-
 6/30/97)

 Tax Strategic (N/A)                     N/A           N/A

 Year or Period Ended 1996

 Evergreen (Year ended 9/30/96)       $9,145,287     $9,740

 Micro Cap (Year ended 9/30/96)        $510,421        -0-

 Aggressive Growth (Year ended         $612,492        -0-
 (9/30/96)

 Omega (Year ended 12/31/96)          $1,831,142       -0-

 Small Company (Year ended 5/31/96)   $8,473,139       -0-

 Strategic Growth (Year ended         $2,994,500       -0-
 10/31/96)

 Stock Selector (Year Ended          $1,973, 776       -0-
 6/30/96)

 Tax Strategic (N/A)                     N/A           N/A


Brokerage Commissions

Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


 Fund/Fiscal Year or Period
                                  Total           Total Paid to
                                  Paid to         Lieber
                                  All
                                  Brokers

 Year or Period Ended 1998

 Evergreen (Year ended 9/30/98)   $507,457       $405,182

 Micro Cap (Year ended 9/30/98)    $96,323       $56,631

 Aggressive Growth (Year ended    $127,761         N/A
 9/30/98)

 Omega (Year ended 9/30/98)       $512,446         N/A

 Small Company (Year ended        $2,527,6         N/A
 9/30/98)                            07

 Strategic Growth (Year ended     $162,350         N/A
 9/30/98)

 Stock Selector (Three months     $840,644         N/A
 ended 9/30/98)

 Stock Selector (Year ended        $81,289         N/A
 6/30/98)

 Tax Strategic (One month ended    $5,853         $5,653
 9/30/98)

 Year or Period Ended 1997

 Evergreen (Year ended 9/30/97)   $503,276       $416,953

 Micro Cap (Year ended 9/30/97)    $91,568       $61,717

 Aggressive Growth (Year ended    $677,860         N/A
 9/30/97)

 Omega (Nine months ended         $403,294         N/A
 9/30/97)

 Small Company (Year ended        $1,891,3         N/A
 5/31/97)                            97

 Strategic Growth (Eleven months  $1,144,0         N/A
 ended 9/30/97)                      65

 Stock Selector (Year ended       $1,026,4         N/A
 6/30/97)                            35

 Tax Strategic (N/A)                 N/A           N/A

 Year or Period Ended 1996

 Evergreen (Year ended 9/30/96)   $590,105       $515,522

 Micro Cap (Year ended 9/30/96)   $317,058       $153,596

 Aggressive Growth (Year ended    $119,584         N/A
 9/30/96)

 Omega (Year ended 12/31/96)      $829,479         N/A

 Small Company (Year ended        $2,853,9         N/A
 5/31/96)                            50

 Strategic Growth (Year ended     $1,990,2         N/A
 10/31/96)                           08

 Stock Selector (Year ended       $1,422,9         N/A
 6/30/96)                            84

 Tax Strategic (N/A)                 N/A           N/A


Percentage of Brokerage Commissions Paid to Lieber & Company

The table below shows,  for the fiscal year or period ended  September 30, 1998,
(1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in
Part 2 of this SAI.


 Fund            Percentage of          Percentage of
                 Commissions to         Commissionable
                 Lieber &               Transactions
                 Company                through Lieber
                                        & Company

 Evergreen           79.85%                  72.97%

 Micro Cap           58.80%                  51.98%

 Tax Strategic       96.58%                  94.74%


Underwriting Commissions

Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.


 Fund/Fiscal Year or Period       Total                Underwriting
                                  Underwriting         Commissions
                                  Commissions          Retained


 Year or Period Ended 1998

 Evergreen (Year ended 9/30/98)      $10,              $233, 260
                                   689,087

 Micro Cap (Year ended 9/30/98)   $331, 040            $10,258

 ggressive Growth (Year ended      $414,138            $19,289
 9/30/98)

 Omega (Year ended 9/30/98)        $790,103            $25,765

 Small Company (Year ended         $958,402            $2,569
 9/30/98)

 Strategic Growth (Year ended      $833,936            $12,462
 9/30/98)

 Stock Selector (Three months       $5,836             $324
 ended 9/30/98)

 Tax Strategic (One month ended      $477              $52
 9/30/98)

 Year or Period Ended 1997

 Evergreen (Year ended 9/30/97)   $1,464,361           $129,417

 Micro Cap (Year ended 9/30/97)     $2,223             $300

 Aggressive Growth (Year ended     $278,145            $21,472
 9/30/97)

 Omega (Nine months ended          $254,113            $19,806
 9/30/97)

 Small Company (Four months        $878,274            $22,796
 ended 9/30/97)

 Small Company (Year ended        $17,885,60           $13,187,8
 5/31/97)                             4                    54
                                   $646,769            $14,708
 Strategic Growth (Eleven months
 ended 9/30/97)

 Stock Selector (Year ended        $96,837             $4,819
 6/30/97)

 Tax Strategic (N/A)                 N/A               N/A

 Year or Period Ended 1996

 Evergreen (Year ended 9/30/96)   $1,462,012           $157,233

 Micro Cap (Year ended 9/30/96)     $2,963             $188


 Aggressive Growth (Year ended     $185,835            $22,742
 9/30/96)

 Omega (Year ended 12/31/96)       $983,621            $759,394

 Small Company (Year ended        $15,690,81           ($5,933,719)
 5/31/96)                             2

 Strategic Growth (Year ended     $4,093,912           $2,049,519
 10/31/96)
 Stock Selector (Year ended
 6/30/96)                          $12,612             $1,710

 Tax Strategic (N/A)                 N/A               N/A

12b-1 Fees

Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended September 30, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


              Class A             Class B              Class C
    Fund

              Distrib  Service    Distribu  Service    Distrib  Service
              ution    Fees       tion      Fees       ution    Fees
              Fees                Fees                 Fees

Evergreen       -0-    $487,965   $4,642,4  $1,547,4   $89,549  $29,850
                                     18        73

Micro Cap       -0-     $11,483   $29,627    $9,876    $21,463  $7,154

Aggressive      -0-    $386,073   $294,671   $98,224   $25,519  $8,506
Growth

Omega           -0-    $369,456   $878,159  292, 789   $117,48  $39,162
                                                          5
Small
Company         -0-    $1,539,5   $2,776,3  $1,267,9   $26,071  $8,690
                          02         45        15

Strategic       -0-    $1,356,2   $1,239,5  $720,005   $1,151    $384
Growth                    93         80

Stock           -0-     $11,597     $671      $224       -0-      -0-
Selector

Tax             -0-       $1        -0-        -0-       -0-      -0-
Strategic


Trustee Compensation

Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended September 30, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


         Trustee         Aggregate           Total
                        Compensation      Compensation
                         from Trust      from Trust and
                                          Fund Complex
                                            Paid to
                                           Trustees**
                          $27,177           $73,450
     Laurence B.
     Ashkin
                          $23,723           $65,450
     Charles A.
     Austin, III
                          $23,091           $63,575
     K. Dun Gifford
                          $35,759           $99,425
     James S. Howell
                          $23,091           $63,575
     Leroy Keith Jr.
                          $28,937           $79,200
     Gerald M.
     McDonnell
                          $31,955           $88,275
     Thomas L.
     McVerry
                          $26,529           $72,325
     William Walt
     Pettit
                          $22,878           $62,950
     David M.
     Richardson
                          $29,569           $81,625
     Russell A.
     Salton, III
                          $29,771           $81,924
     Michael S.
     Scofield
                          $25,585           $70,150
     Richard J.
     Shima

     Robert J.             $9,702           $28,437
     Jeffries*

     Foster Bam*          $16,951           $42,950


*Former Trustee; retired as of December 31, 1997. **Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:


Austin         $8,512
McVerry        $88,275
Howell         $76,119
Salton         $81,625
Petit          $72,325
McDonnell      $79,200
Scofield       $11,740


                                   PERFORMANCE

Total Return

Below  are the  annual  total  returns  for each  class of  shares  of the Funds
(including applicable sales charges) as of September 30, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


Fund/Class
            One Year    Five Years  Ten Years   Inception
                                    or Since    Date
                                    Inception

Evergreen

Class A     -10.07%     N/A         17.76%      1/3/95

Class B     -10.77      N/A         17.99%      1/3/95

Class C     -7.11%      N/A         18.49%      1/3/95

Class Y     -5.25%      15.15%      12.25%      10/15/71

Micro Cap

Class A     -25.22%     N/A         7.43%       1/3/95

Class B     -25.76%     N/A         7.38%       1/3/95

Class C     -22.79%     N/A         8.06%       1/3/95

Class Y     -21.28%     4.85%       12.39%      6/1/83

Aggressive Growth

Class A     -10.40%     9.04%       15.75%      4/15/83

Class B     -11.30%     N/A         10.61%      7/7/95

Class C     -7.76%      N/A         10.27%      8/3/95

Class Y     -5.43%      N/A         12.54%      7/11/95

Omega

Class A     -0.53%      11.24%      16.08%      4/29/68

Class B     -1.04%      11.07%      13.19%      8/2/93

Class C     2.80%       11.37%      13.34%      8/2/93

Class Y     4.67%       N/A         13.44%      1/13/97

Small Company

Class A     N/A         N/A         -29.70%     1/20/98

Class B     -36.92%     1.50%       11.96%      9/11/35

Class C     N/A         N/A         -27.00%     1/26/98

Class Y     N/A         N/A         -25.74%     1/26/98

Strategic Growth

Class A     N/A         N/A         0.99%       1/20/98

Class B     -0.67       13.50%      14.84%      9/11/35

Class C     N/A         N/A         3.11%       1/22/98

Stock Selector

Class A     -15.23%     13.78%      14.42%      2/28/90

Class B     N/A         N/A         -20.97%     11/7/97

Class Y     -11.52%     N/A         20.01%      2/21/95

Tax Strategic

Class A     N/A         N/A         0.38        9/4/98

Class B     N/A         N/A         N/A         N/A

Class C     N/A         N/A         N/A         N/A

Class Y     N/A         N/A         6.50%       9/1/98



                      COMPUTATION OF CLASS A OFFERING PRICE


Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."


    Fund         Date      Net       Per       Offering
                           Asset     Share     Price
                           Value     Sales     Per
                                     Charge    Share

    Evergreen     9/30/96   $21.11     4.75%    $22.16

    Micro Cap     9/30/96   $19.88     4.75%    $20.87

    Aggressive    9/30/96   $21.26     4.75%    $22.32
    Growth

    Omega         9/30/96   $21.50     4.75%    $22.57

    Small         9/30/96    $5.72     4.75%     $6.01
    Company

    Strategic     9/30/96    $9.67     4.75%    $10.15
    Growth

    Stock         9/30/96   $18.34     4.75%    $19.25
    Selector

    Tax           9/30/96   $10.65     4.75%    $11.18
    Strategic

 .
                                SERVICE PROVIDERS

Administrator

Evergreen Investment Services, Inc. ("EIS") serves as administrator for Aggressive Growth and Tax Strategic, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:



                    Assets      Fee

                   first $7    0.050%
                   billion

                   next $3     0.035%
                   billion

                   next $5     0.030%
                   billion

                   next $10    0.020%
                   billion

                   next $5     0.015%
                   billion

                   over $30    0.010%
                   billion


EIS also provides facilities, equipment and personnel to Evergreen, Micro Cap, Omega, Small Company and Strategic Growth on behalf of the investment advisor. Omega, Small Company and Strategic Growth reimburse EIS for providing such services.

Transfer Agent

Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106- 2121. The Fund pays ESC a fee of $10.00 when a new account is established, plus annual fees as follows:


          Fund Type       Annual   Annual
                          Fee Per  Fee Per
                           Open    Closed
                          Account  Account

          Monthly         $26.50    $9.00
          Dividend Funds

          Quarterly       $25.50    $9.00
          Dividend Funds

          Semiannual      $24.50    $9.00
          Dividend Funds

          Annual          $26.50    $9.00
          Dividend Funds

          Money Market    $24.50    $9.00
          Funds


Distributor

Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street,  Boston,  Massachusetts 02110, audits the
financial  statements  of  Omega,  Small  Company,   Strategic  Growth  and  Tax
Strategic.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the financial statements of Evergreen, Micro Cap, Aggressive Growth and Stock Selector.

Custodian

State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.


Legal Counsel

Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS


The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                                EVERGREEN FUNDS
                  Statement of Additional Information ("SAI")
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under "Other Securities and Practices" in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or
(2) the credit of the agency or instrumentality issuing the obligations.

Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

Farmers Home Administration;

Federal Home Loan Banks;

Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association
("GNMA")

The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificate may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.


The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market.? Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds. The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

The Fund may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

                               REDEMPTION TIMING
                                   CDSC RATE

Month of purchase and the first twelve-month
period following the month of purchase.......................  5.00%
Second twelve-month period following the month of purchase.....4.00%
Third twelve-month period following the month of purchase......3.00%
Fourth twelve-month period following the month of purchase.....3.00%
Fifth twelve-month period following the month of purchase......2.00%
Sixth twelve-month period following the month of purchase......1.00%
Thereafter.....................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, Meridian Investment Company, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1,? below). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

The Fund may sell its shares at net asset value without an initial sales charge to:

     1. purchasers of shares in the amount of $1 million or more;

     2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

     3. institutional investors, which may include bank trust departments and registered investment advisors;

     4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

     5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

     6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

     7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

     8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

     9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.


Waiver of CDSCS

The Fund does not impose a CDSC when the shares you are redeeming represent:

     1.an increase in the share value above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

      5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 ? years old;

     6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

     7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

     8.  a  withdrawal   consisting  of  loan  proceeds  to  a  retirement  plan
participant;
     9. a financial hardship withdrawal made by a retirement plan participant;

     10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

     11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

The Fund calculates its Net Asset Value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

current values for the Fund's portfolio securities are determined as follows:

(1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

(4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

(5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:


n
P(1+T) =ERV

P=   initial payment of $1,000
T=   average total return
n=   number of years
ERV=ending redeemable value of the initial $1,000



                              PRINCIPAL UNDERWRITER

The Distributor is the principal underwriter for the Trust and with respect to each class of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1


The Fund bears some of the costs of selling its Class A, Class B and, if applicable, Class C shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

These  "12b-1  fees"  or   "distribution   fees"  are  indirectly  paid  by  the
shareholder, as shown by the Fund's expense table in the prospectus.

Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B and, if applicable, Class C Shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


                          Class  0.75%
                            A      *

                          Class  1.00%
                            B

                          Class  1.00%
                            C

*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement;" together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


                         Class   0.25%*
                         A

                         Class   1.00%
                         B

                         Class   1.00%
                         C

*May be lower. See the expense table in the prospectus of the Fund in which you are interested.

The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Fund shares;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

(3) to otherwise promote the sale of Fund shares.

The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan and the Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.


The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to
(i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                TAX INFORMATION


Requirements for Qualifications as a Regulated Investment Company

The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions


Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains.
Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

ability to provide the best net financial result to the Fund; efficiency in handling trades; ability to trade large blocks of securities; readiness to handle difficult trades; financial strength and stability; and provision of "research services" defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above. If the Fund is advised by EIMC, Lieber & Company, an affiliate of EIMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for an individual Fund.


                                  ORGANIZATION

Description of Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                         INVESTMENT ADVISORY AGREEMENT

On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses in
Part 1 of this SAI.

The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another Investment Company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                            MANAGEMENT OF THE TRUST


The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Funds performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Trustee Compensation" under "Expenses" in Part 1 of this SAI.

The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.



NAME                                 POSITION WITH TRUST         PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research  & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis  Foundation of New England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute  of Food and  Wine; Chairman  and President,
                                                                 Oldways  Preservation  and Exchange Trust (education);
                                                                 former Chairman of  the  Board, Director, and Executive  Vice
                                                                 President,  The London  Harness Company; former
                                                                 Managing Partner, Roscommon Capital  Corp.; former  Chief
                                                                 Executive Officer, Gifford Gifts of Fine Foods; and former
                                                                 Chairman, Gifford,  Drescher  & Associates (environmental
                                                                 consulting).

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of Trustees                 Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax,  Inc.;  Trustee   of  Phoenix  Series  Fund, Phoenix
                                                                 Multi-Portfolio Fund,  and  The Phoenix Big Edge Series
                                                                 Fund;   and  former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation;
(DOB: 8/2/39)                                                    and former Director of Carolina Cooperative Federal Credit
                                                                 Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Trustee                     Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive out placement); Director of Connecticut
                                                                 Natural Gas Corporation, Hartford Hospital, Old State
                                                                 House Association, Middlesex Mutual Assurance Company,
                                                                 and Enhance Financial Services, Inc.; Chairman, Board
                                                                 of Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA; former Director, Vice Chairman and Chief
                                                                 Investment Officer, The Travelers Corporation; former
                                                                 Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc.

William J. Tomko*                    President and Treasurer     Senior Vice President and Operations Executive, BISYS Fund
(DOB:8/30/58)                                                    Services.
                                     Vice President and
Nimish S. Bhatt*                     Assistant Treasurer         Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                                                    Vice President, Evergreen Asset Management Corp./First
                                                                 Union Bank; former Senior Tax Consulting/Acting
                                                                 Manager, Investment Companies Group, Price Waterhouse
                                                                 LLP, New York.

Bryan Haft*                          Vice President              Team Leader, Fund Administration, BISYS Fund Services
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001



                      CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer?s ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Thee principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


   MOODY?S  S&P      FITCH     Credit Quality

   Aaa      AAA      AAA       Excellent Quality (lowest
                               risk)

   Aa       AA       AA        Almost Excellent Quality
                                 (very low risk)

   A        A        A         Good Quality (low risk)

   Baa      BBB      BBB       Satisfactory Quality (some
                               risk)

   Ba       BB       BB        Questionable Quality
                                 (definite risk)

   B        B        B         Low Quality (high risk)

   Caa/Ca/  CCC/CC/  CCC/CC/   In or Near Default
   C        C        C

            D        DDD/DD/   In Default
                     D


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

            Moody's Corporate Long-Term Bond Ratings

            Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as mediumgrade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Note: Moody?s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


            S&P  Corporate Long-Term Bond Ratings

            AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor?s capacity to meet its financial commitment on the obligation is extremely strong.

            AA An obligation rated AA differs from the highestrated obligations only in small degree. The obligor?s capacity to meet its financial commitment on the obligation is very strong.

            A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC An obligation rated CC is currently highly vulnerable to nonpayment.

            C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

            D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

            On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

            Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

            Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


            Fitch Corporate Long-Term Bond Ratings

            Investment Grade

            AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            BBB Good credits quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

            Speculative Grade

            BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

            DDD, DD, D          Default.  Securities are not
  meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below
  50%.

            + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          CORPORATE SHORT-TERM RATINGS

            Moody's Corporate Short-Term Issuer Ratings

            Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

            Leading market positions in well-established industries.

            High rates of return on funds employed.

            Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

            Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
  Ample alternate liquidity is maintained.

            Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


            S&P Corporate Short-Term Obligation Ratings

            A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor?s capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

            A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor?s capacity to meet its financial commitment on the obligation is satisfactory.

            A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

            D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

            On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

            Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

            Fitch Corporate Short-Term Obligation Ratings

            F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

            Moody's Municipal Long-Term Bond Ratings

            Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

            A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

            Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca Bonds rated Ca represent obligations,  which are speculative in a
  high  degree.   Such  issues  are  often  in  default  or  have  other  marked shortcomings.

            C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Note: Moody?s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

            S&P Municipal Long-Term Bond Ratings

            AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor?s capacity to meet its financial commitment on the obligation is extremely strong.

            AA An obligation rated AA differs from the highestrated obligations only in small degree. The obligor?s capacity to meet its financial commitment on the obligation is very strong.

            A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor?s inadequate capacity to meet its financial commitment on the obligation.

            B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor?s capacity or willingness to meet it financial commitment on the obligation.

            CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC An obligation rated CC is currently highly vulnerable to nonpayment.

            C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

            D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


            Fitch Municipal Long-Term Bond Ratings

            Investment Grade

            AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

            Speculative Grade

            BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

            DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

            + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

            Moody's Municipal Short-Term Issuer Ratings Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

            Leading market positions in well-established industries.

            High rates of return on funds employed.

            Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

            Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
  Ample alternate liquidity is maintained.

            Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


            Moody's Municipal Short-Term Loan Ratings

            MIG 1  This  designation  denotes  best  quality.  There  is  strong
  protection  by  established  cash  flows,   superior  liquidity  support,   or
  demonstrated broad-based access to the market for refinancing.

            MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

            MIG 3 This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

            S&P Commercial Paper Ratings

            A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

            A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

            A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

            B Issues rated B are regarded as having only speculative capacity for timely payment.

            C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

            D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

            S&P Municipal Short-Term Obligation Ratings

            SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP-3 Speculative capacity to pay principal and interest.


            Fitch Municipal Short-Term Obligation Ratings

            F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.
         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.




                             EVERGREEN EQUITY TRUST

                                     PART C


Item 23    Exhibits


     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c) Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Keystone          Post-Effective Amendment No. 4 to
          Investment Management Company                          Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(4)    Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Form of Portfolio Management Agreement between         Incorporated by reference to
          sub-advisors to Evergreen Masters Fund and First       Post-Effective Amendment No.9 to
          Union National Bank                                    Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997
(j)       Not applicable

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Financial Data Schedules

(o)        Not applicable

(p)        Multiple Class Plan                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997





Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

Item 27.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 25th day of November, 1998.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of November, 1998.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Catherine Foley
-------------------------------
Catherine Foley
Attorney-in-Fact


     *Catherine Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(n)        Financial Data Schedules